CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	September 30,	December 31,
	2021	2020
Convertible Notes - Issued in fiscal year 2020	100,000	1,526,000
Convertible Notes - Issued in fiscal year 2021	738,563	-
	838,563	1,526,000
Less debt discount and debt issuance cost	(234,585)	(282,232)
	603,978	1,243,768
Less current portion of convertible notes payable	(586,663)	(1,241,412)
Long-term convertible notes payable	$17,315	$2,356

During the nine months ended September 30, 2021 and 2020, the Company recognized interest expense of $90,421 and $249,907, respectively, and amortization of debt discount, included in interest expense of $379,890 and $1,126,906, respectively.

Conversion

During the nine months ended September 30, 2021, the Company converted notes with principal amounts and accrued interest of $1,370,150 into 115,859 shares of common stock. The corresponding derivative liability at the date of conversion of $231,371 was credited to additional paid in capital.

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2020

During the twelve months ended December 31, 2020, the Company issued a total of $2,466,500 of notes with the following terms:

●	Terms ranging from 5 months to 60 months.

●	Annual interest rates of 0% - 25%.

●	Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.

●	Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $0.001 to $0.007. Certain note has a fixed conversion price of $0.5 for a first 5 months Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 18% if the conversion price is less than $$0.01.

Promissory Notes - Issued during first nine months of fiscal year 2021

During the nine months ended September 30, 2021, the Company issued convertible notes of $697,000 for cash proceeds of $642,000 after deducting financing fee of $55,000 with the following terms;

●	Terms ranging from 90 days to 12 months.

●	Annual interest rates of 5% to 22%.

●	Convertible at the option of the holders after varying dates.

●	Conversion prices are typically based on the discounted (39% discount) average closing prices or lowest trading prices of the Company’s shares during 20 periods prior to conversion. Certain note has a fixed conversion price $3.50.

●	11,298 shares of common stock valued at $133,663 issued in conjunction with convertible notes.

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

NOTE 9: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	December 31,	December 31,
	2020	2019
Convertible Notes - originated in September 2018	$-	$1,700,000
Convertible Notes - originated in October 2018	-	444,150
Convertible Notes - originated in October 2018	-	608,850
Convertible Notes - originated in April 2019	-	600,000
Convertible Notes - originated in June 2019	-	63,000
Convertible Notes - originated in November 2019	-	38,000
Convertible Notes - originated in December 2019	-	38,000
Convertible Notes - Issued in fiscal year 2020	1,526,000	-
	1,526,000	3,492,000
Less debt discount and debt issuance cost	(282,232)	(279,214)
	1,243,768	3,212,786
Less current portion of convertible notes payable	1,243,768	3,212,786
Long-term convertible notes payable	$-	$-

During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $274,857 and $246,914, and amortization of debt discount, included in interest expense of $1,576,907 and $1,460,309, respectively.

Replacement of note

During the twelve months ended December 31, 2020, the Company assigned a portion of note with outstanding principal amounts of $150,000 to a lender. Our CEO paid $135,000 to repay a principal amount of $81,000 on behalf of the company. As a result, the Company recorded due to related party of $135,000 and loss on settlement of debt of $54,000.

Effective September 30, 2020, the Company exchanged (i) its convertible promissory note originally issued on March 20, 2020 in the amount of $125,000 (referred to herein as the Granite Note); and, (ii) the Common Stock Purchase Warrant dated 18 March 2020 for the issuance of one hundred twenty-five (125) shares of Company Common Stock (the “Granite Warrant”) for the issuance of a new convertible promissory note issued in favor of Blue Citi LLC in the amount of $325,000 (the “Exchange Note”). Both the Granite Note and the Granite Warrant were cancelled as a result of the exchange and the issuance of the Exchange Note. Terms of the Exchange Note include, without limitation, the following:

a.	Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note;

b.	No further interest shall accrue so long as there is no event of default;

c.	Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $14;

d.	No prepayment premiums or penalties; and

e.	Maturity date of September 30, 2021 (the Exchange Note was converted in full in February 2021).

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

Effective November 17, 2020, the Company entered into a Settlement and Release Agreement (the “Settlement Agreement”) with an existing lender to, among things, settle all dispute regarding a convertible promissory note, and exchanged that note for a newly issued note. The disputed note, referred to herein as the “Smea2z Note”, was originally issued on October 23, 2018 in favor of Smea2z LLC in the original principal amount of Two Hundred Twenty Thousand Dollars ($220,000). Subsequent to the issuance of the Smea2z Note, a series of agreements were executed which amended various terms and conditions of the Smea2z Note, resulting in, among other things, a purported principal balance of Six Hundred Thousand Eight Hundred Fifty Dollars ($608,850). As a result of the Settlement Agreement, the Smea2z Note was cancelled, and a new note was issued (the “Exchange Note”) in exchange for the Smea2z Note. The Exchange Note was issued as of November 17, 2020 in the reduced original principal amount of Four Hundred Thousand Dollars ($400,000). The Exchange Note further provides as follows:

a.	No further interest shall accrue so long as there is no event of default;

b.	Maturity date remains the same: 30 June 2021 (the Exchange Note was converted in full in February 2021);

c.	No right to prepay;

d.	Conversion price is fixed at $7.00;

e.	Typical events of default for such a note, as well as a default in the event the closing price for the Company’s common stock is less than $7.00 for at least 5-consecutive days; and

f.	Leak out provision:

	1.	One conversion per week, for no more than forty million shares;

	2.	If the trading volume for the Company’s common stock exceeds twenty five thousand shares on any day, a second conversion may be exercised during that week, again for no more than twenty thousand shares (a total of forty thousand shares for that week).

Effective November 18, 2020, the Company entered into an agreement with three existing investors in the Company (the “Warrant Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Exchanged Warrants”) held by the Warrant Holders totaled 309. The Company and the Warrant Holders agreed to exchange the Exchanged Warrants for three newly issued promissory notes (the “Warrant Exchange Notes”). As a result of the exchange, the Exchanged Warrants were cancelled and of no further force and effect. The Warrants Exchange Notes were issued as of November 18, 2020, in the total original principal amount of One Hundred Thousand Dollars ($100,000). The Warrant Exchange Notes further provide as follows: (i) interest accrues at 5% per annum; (ii) maturity date of November 18, 2025; (iii) no right to prepay; (iv) fixed conversion price of $0.01; and, (v) typical events of default for such a note.

Conversion

During the year ended December 31, 2020, the Company converted notes with principal amounts and accrued interest of $3,811,434 into 406,475 shares of common stock. The corresponding derivative liability at the date of conversion of $10,548,012 was credited to additional paid in capital.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2018

On December 31, 2019, the Company entered into an Amendment and Forbearance Agreement with note holders of the 2018 notes. Under this agreement, note holders agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

●	Terms ranging from 4 months to 15 months.

●	Annual interest rates: 12%.

●	Convertible at the option of the holders at earlier of (i) January 12, 2020 or April 15, 2020 or (ii) any event of default under the note.

●	The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.

As a result of an amendment and forbearance agreement, the Company recognized the settlement of original debt and recorded loss on settlement of debt of $1,206,329 during the year ended December 31, 2019.

As of December 31, 2020, there were no outstanding notes that were issued in fiscal year 2018.

Promissory Notes - Issued in fiscal year 2019

During the year ended December 31, 2019, the Company issued a total of $739,000 of notes with the following terms:

●	Terms: 12 months.

●	Annual interest rates of 10% - 12%.

●	Convertible at the option of the holders at 4 months or 180 days after issuance date.

●	Conversion prices are typically based on the discounted (39% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion.

●	Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 10% if the conversion price is less than $10.00.

The notes include original issue discounts and financing costs totaling to $63,000 and the Company received cash of $676,000.

As of December 31, 2020, there were no outstanding notes that were issued in fiscal year 2019.

Promissory Notes - Issued in fiscal year 2020

During the twelve months ended December 31, 2020, the Company issued a total of $2,466,500 of notes with the following terms:

●	Terms ranging from 5 months to 60 months.

●	Annual interest rates of 0% - 25%.

●	Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.

●	Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $2.00 to $14.00. Certain note has a fixed conversion price of $1,000.00 for the first 5 months. Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 18% if the conversion price is less than $20.00.

The Company determined that the conversion features, in the convertible notes, met the definition of a liability in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and therefore bifurcated the embedded conversion options once the notes become convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and amortized to interest expense over the term of the note.

The Company valued the conversion feature using the Binomial pricing model. The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the twelve months ended December 31, 2020 amounted to $10,854,214, and $947,175 of the value assigned to the derivative liability was recognized as a debt discount to the notes, while the balance of $9,907,039 was recognized as a “day 1” derivative loss.

As of December 31, 2020, $1,526,000 notes that were issued in fiscal year 2020 were outstanding.